UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2011

Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders.

Poplar Forest Partners Fund

A Series of Advisors Series Trust

www.poplarforestfunds.com

Semi-Annual Report
March 31, 2011

POPLAR FOREST PARTNERS FUND

April 20, 2011

To my partners,

We launched the Poplar Forest Partners Fund on December 31, 2009 with optimistic expectations about the future prospects of our portfolio of investments.  Since then, the Fund’s Class A shares have returned 21.34% for an annualized 16.78% return (without sales load).  We are certainly pleased with the absolute level of returns generated by the Fund since inception, though we are a whisker behind the S&P 500® Index.  As a reminder, our long-term goal is double digit annual returns 2-3% ahead of the S&P 500® Index.

Results –Total Returns as of March 31, 2011

			Since	Since
	Six		Inception	Inception
	Months	1 Year	Cumulative	Annualized
			(12/31/09)	(12/31/09)
Poplar Forest Partners Fund:
Class A shares; with load	+10.15%	+4.60%	+15.25%	+12.06%
Class A shares; without load	+15.96%	+10.11%	+21.34%	+16.78%
Institutional Class shares	+16.10%	+10.37%	+21.67%	+17.04%
S&P 500® Index	+17.31%	+15.65%	+21.87%	+17.20%

Expense Ratio A Shares: 2.24% Gross; 1.25% Net of fee waiver
Expense Ratio Institutional Shares: 1.94% Gross; 1.00% Net of fee waiver

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-522-8860.  Performance for Class A shares with load reflects a maximum 5.00% front-end sales charge.  Class A shares without load does not take into account any sales charges which would reduce performance.  The Adviser has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through January 28, 2012.

The last six months witnessed many negative surprises, the most impactful of which was revolution in the Middle East and North Africa.  As a result, oil prices continued their climb.  Our lack of exposure to energy and commodity producers hurt our results relative to the S&P 500® Index.  More importantly, at the individual company level, we had many successful investments.  The biggest positive contributors to our results during the last six months were Weight Watchers International (up 125%), Time Warner Cable (up 32%), Oracle (up 25%), Omnicom (up 25%) and GE (up 24%).  The biggest detractors from our results were SuperValu (down 35%), Apollo Group (down 19%) and Abbott Labs (down 6%).

POPLAR FOREST PARTNERS FUND

Portfolio Changes

Since our last report to you, we liquidated four investments and established holdings in three companies.  While three of our liquidated investments were successful (Ross Stores, Sunoco, and Texas Instruments), one was a failure.  In the case of SuperValu, our worries about the strength of their balance sheet and their struggles to affect a turnaround of the business in a timely fashion led us to take our losses.  We continue to see tremendous potential in SuperValu and we may revisit this idea if the company gets its balance sheet issues under control.

Proceeds from liquidated positions were used to establish investments in Dean Foods, Nokia and State Street.  We believe these companies offer the potential for margin improvement that is not captured in their current stock prices.  Over time, we believe that improved earnings may result in improved valuation and share price appreciation.

Outlook

We remain optimistic about the outlook for our portfolio based on our view that stocks are cheap, an expectation the economy should do better than expected as we move through the congestion created by the Great Recession of 2008-2009, and developments in Japan and the Middle East.  In addition to the material in this brief letter, you can find additional information on the Fund’s website www.poplarforestfunds.com.  Shortly after the end of each quarter, we post a more extensive discussion of our views on the investment landscape in a piece titled “Quarterly Commentary.”

To our new client partners I say: “Welcome aboard!”  And, as always, I want to thank each of you for the trust you’ve placed in us.

Thank you,

J. Dale Harvey

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in debt securities which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund may invest in medium-sized companies, which involve additional risks such as limited liquidity and greater volatility than larger companies.

The information provided herein represents the opinion of J. Dale Harvey and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

POPLAR FOREST PARTNERS FUND

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change at any time, and should not be considered a recommendation to buy or sell any security.  For a complete list of holdings, please refer to the Schedule of Investments in this report.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  It is not possible to invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The Poplar Forest Partners Fund is distributed by Quasar Distributors, LLC.

POPLAR FOREST PARTNERS FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

POPLAR FOREST PARTNERS FUND

EXPENSE EXAMPLE – March 31, 2011 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Poplar Forest Partners Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/10 – 3/31/11).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% and 1.00% per the advisory agreement for the Poplar Forest Partners Fund – Class A shares and the Poplar Forest Partners Fund – Institutional Class shares, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

POPLAR FOREST PARTNERS FUND

EXPENSE EXAMPLE – March 31, 2011 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/10	3/31/11	10/1/10 – 3/31/11*
Class A Shares
Actual	$1,000.00	$1,159.60	$6.73
Hypothetical (5% return	$1,000.00	$1,018.70	$6.29
before expenses)

Institutional Class Shares
Actual	$1,000.00	$1,161.00	$5.39
Hypothetical (5% return	$1,000.00	$1,019.95	$5.04
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Poplar Forest Partners Fund – Class A shares and the Poplar Forest Partners Fund – Institutional Class shares are 1.25% and 1.00%, respectively.

POPLAR FOREST PARTNERS FUND

SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares	COMMON STOCKS – 98.5%	Value
	Administrative and Support Services – 4.2%
142,000	Robert Half International, Inc.	$4,345,200
	Apparel Manufacturing – 4.0%
135,000	Cintas Corp.	4,086,450
	Chemical Manufacturing – 5.4%
85,000	Abbott Laboratories	4,169,250
50,000	Bristol-Myers Squibb Co.	1,321,500
		5,490,750
	Computer and Electronic
	Product Manufacturing – 9.1%
25,000	International Business Machines Corp.	4,076,750
120,000	Nokia Corp. – ADR	1,021,200
120,000	TE Connectivity (a)	4,178,400
		9,276,350
	Credit Intermediation
	and Related Activities – 11.1%
305,000	Bank of America Corp.	4,065,650
680,000	Citigroup Inc. (b)	3,005,600
95,000	State Street Corp.	4,269,300
		11,340,550
	Educational Services – 2.9%
70,000	Apollo Group, Inc. – Class A (b)	2,919,700
	Food Manufacturing – 2.8%
150,000	Dean Foods Co. (b)	1,500,000
45,000	Kraft Foods Inc. – Class A	1,411,200
		2,911,200
	Insurance Carriers and Related Activities – 11.4%
100,000	Aetna Inc.	3,743,000
110,000	Axis Capital Holdings Ltd. (a)	3,841,200
135,000	Lincoln National Corp.	4,055,400
		11,639,600
	Machinery Manufacturing – 3.9%
200,000	General Electric Co.	4,010,000
	Miscellaneous Manufacturing – 8.2%
80,000	Baxter International Inc.	4,301,600
105,000	Medtronic, Inc.	4,131,750
		8,433,350

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited), Continued

Shares		Value
	Personal and Laundry Services – 2.3%
34,000	Weight Watchers International, Inc.	$2,383,400
	Printing and Related Support Activities – 8.3%
100,000	Avery Dennison Corp.	4,196,000
225,000	R.R. Donnelley & Sons Co.	4,257,000
		8,453,000
	Professional, Scientific, and Technical Services – 4.1%
85,000	Omnicom Group Inc.	4,170,100
	Publishing Industries – 15.0%
165,000	Electronic Arts Inc. (b)	3,222,450
107,500	McGraw-Hill Companies, Inc.	4,235,500
160,000	Microsoft Corp.	4,057,600
115,000	Oracle Corp.	3,837,550
		15,353,100
	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 1.1%
45,500	SEI Investments Co.	1,086,540
	Telecommunications – 3.5%
50,000	Time Warner Cable Inc.	3,567,000
	Water Transportation – 1.2%
33,000	Carnival Corp. (a)	1,265,880
	TOTAL COMMON STOCKS (Cost $90,169,891)	100,732,170

	SHORT-TERM INVESTMENTS – 0.9%
854,004	Fidelity Institutional Money Market
	Portfolio – Select Class, 0.16% (c)	854,004
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $854,004)	854,004
	Total Investments in Securities
	(Cost $91,023,895) – 99.4%	101,586,174
	Other Assets in Excess of Liabilities – 0.6%	663,452
	NET ASSETS – 100.0%	$102,249,626

ADR – American Depositary Receipt
(a)U.S. traded security of a foreign issuer.
(b)Non-income producing security.
(c)Rate shown is the 7-day yield at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2011 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $91,023,895)	$101,586,174
Receivables
Fund shares issued	1,111,375
Dividends and interest	149,444
Prepaid expenses	23,405
Total assets	102,870,398
LIABILITIES
Payables
Securities purchased	449,047
Fund shares redeemed	59,312
Due to Advisor	53,765
12b-1 fees	17,331
Administration fees	8,734
Audit fees	9,105
Custody fees	2,408
Fund accounting fees	5,931
Chief Compliance Officer fee	1,260
Transfer agent fees and expenses	9,436
Accrued expenses	4,443
Total liabilities	620,772
NET ASSETS	$102,249,626
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$32,908,703
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,094,003
Net asset value and redemption price per share	$30.08
Maximum offering price per share
(Net asset value per share divided by 95.00%)	$31.67
Institutional Class Shares
Net assets applicable to shares outstanding	$69,340,923
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	2,301,906
Net asset value, offering and redemption price per share	$30.12
COMPONENTS OF NET ASSETS
Paid-in capital	$90,483,094
Accumulated net investment income	201,117
Accumulated net realized gain from investments	1,003,136
Net unrealized appreciation on investments	10,562,279
Net assets	$102,249,626

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2011 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$744,356
Interest	1,169
Total income	745,525
Expenses
Advisory fees (Note 4)	374,895
Administration fees (Note 4)	43,668
Transfer agent fees and expenses (Note 4)	31,420
12b-1 fees - Class A shares (Note 5)	30,295
Fund accounting fees (Note 4)	21,006
Registration fees	19,802
Audit fees	9,105
Chief Compliance Officer fee (Note 4)	5,745
Legal fees	5,711
Custody fees (Note 4)	5,528
Trustees fees	3,831
Printing and mailing expense	2,770
Insurance expense	1,312
Miscellaneous	2,201
Total expenses	557,289
Less: Fees waived by Advisor (Note 4)	(152,099)
Net expenses	405,190
Net investment income	340,335

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	806,901
Net change in unrealized appreciation on investments	9,265,962
Net realized and unrealized gain on investments	10,072,863
Net Increase in Net Assets Resulting from Operations	$10,413,198

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	December 31, 2009*
	March 31, 2011	through
	(Unaudited)	September 30, 2010
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$340,335	$187,447
Net realized gain/( loss) from investments	806,901	(37,304)
Net change in unrealized appreciation on investments	9,265,962	1,296,317
Net increase in net assets resulting from operations	10,413,198	1,446,460

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(80,837)	—
Institutional Class Shares	(245,828)	—
From net realized gain on investments
Class A Shares	(112,839)	—
Institutional Class Shares	(243,587)	—
Total distributions to shareholders	(683,091)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	45,978,110	45,094,949
Total increase in net assets	55,708,217	46,541,409

NET ASSETS
Beginning of period	46,541,409	—
End of period	$102,249,626	$46,541,409
Accumulated net investment income	$201,117	$187,447

(a)	A summary of share transactions is as follows:

Class A Shares
	Six Months Ended		December 31, 2009*
	March 31, 2011		through
	(Unaudited)		September 30, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	459,646	$13,298,450	728,598	$18,632,487
Shares issued on
reinvestments of distributions	6,409	182,197	—	—
Shares redeemed	(67,818)	(1,972,091)	(32,832)	(829,073)
Net increase	398,237	$11,508,556	695,766	$17,803,414

Institutional Class Shares
	Six Months Ended		December 31, 2009*
	March 31, 2011		through
	(Unaudited)		September 30, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,223,903	$34,589,097	1,099,379	$27,725,742
Shares issued on
reinvestments of distributions	13,053	371,364	—	—
Shares redeemed	(16,814)	(490,907)	(17,615)	(434,207)
Net increase	1,220,142	$34,469,554	1,081,764	$27,291,535

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Class A Shares
	Six Months Ended		December 31, 2009*
	March 31, 2011		through
	(Unaudited)		September 30, 2010
Net asset value, beginning of period	$26.16		$25.00

Income from investment operations:
Net investment income	0.10	^	0.17	^
Net realized and unrealized
gain on investments	4.06		0.99
Total from investment operations	4.16		1.16

Less distributions:
From net investment income	(0.10)		—
From net realized gain on investments	(0.14)		—
Total distributions	(0.24)		—
Net asset value, end of period	$30.08		$26.16

Total return	15.96	%+	4.64	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$32,909		$18,200

Ratio of expenses to average net assets:
Before fee waiver	1.66	%++	2.24	%++
After fee waiver	1.25	%++	1.25	%++

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver	0.31	%++	(0.11	%)++
After fee waiver	0.72	%++	0.88	%++

Portfolio turnover rate	6.74	%+	10.29	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class Shares
	Six Months Ended		December 31, 2009*
	March 31, 2011		through
	(Unaudited)		September 30, 2010
Net asset value, beginning of period	$26.20		$25.00

Income from investment operations:
Net investment income	0.14	^	0.24	^
Net realized and unrealized
gain on investments	4.06		0.96
Total from investment operations	4.20		1.20

Less distributions:
From net investment income	(0.14)		—
From net realized gain on investments	(0.14)		—
Total distributions	(0.28)		—
Net asset value, end of period	$30.12		$26.20

Total return	16.10	%+	4.80	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$69,341		$28,341

Ratio of expenses to average net assets:
Before fee waiver	1.41	%++	1.94	%++
After fee waiver	1.00	%++	1.00	%++

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver	0.59	%++	0.30	%++
After fee waiver	1.00	%++	1.24	%++

Portfolio turnover rate	6.74	%+	10.29	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Poplar Forest Partners Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek long-term growth of capital.  The Fund currently offers Class A shares and Institutional Class shares.  Class A shares are subject to a maximum front-end sales load of 5.00%, which decreases depending on the amount invested.  The Fund’s Class A shares and Institutional Class shares commenced operations on December 31, 2009.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited), Continued

from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited), Continued

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2011:

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited), Continued

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$4,345,200	$—	$—	$4,345,200
Educational Services	2,919,700	—	—	2,919,700
Finance and Insurance	24,066,690	—	—	24,066,690
Information	18,920,100	—	—	18,920,100
Manufacturing	42,661,100	—	—	42,661,100
Other Services	2,383,400	—	—	2,383,400
Professional, Scientific,
and Technical Services	4,170,100	—	—	4,170,100
Transportation
and Warehousing	1,265,880	—	—	1,265,880
Total Common Stocks	100,732,170	—	—	100,732,170
Short-Term Investments	854,004	—	—	854,004
Total Investments
in Securities	$101,586,174	$—	$—	$101,586,174

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2011, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the quarter ended March 31, 2011.

New Accounting Pronouncement:  On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2010.  At this time, the Fund is evaluating the implications of the update and the impact to the financial statements.

NOTE 4 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2011, Poplar Forest Capital, LLC (the “Adviser”) provided the Fund with investment management services under an Investment Advisory Agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended March 31, 2011, the Fund incurred $374,895 in advisory fees.

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited), Continued

The Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.25% and 1.00% of average daily net assets of the Fund’s Class A and Institutional Class shares, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended March 31, 2011, the Adviser reduced its fees in the amount of $152,099; no amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $322,521 at March 31, 2011.  The expense limitation will remain in effect through at least January 28, 2012, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2013	$170,422
2014	152,099
$322,521

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended March 31, 2011, the Fund incurred $43,668 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended March 31, 2011, the Fund incurred $21,006, $24,311, and $5,528 in fund accounting, transfer agency (excluding out-of-pocket expenses), and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited), Continued

Certain officers of the Fund are also employees of the Administrator.

For the six months ended March 31, 2011, the Fund was allocated $5,745 of the Chief Compliance Officer fee.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended March 31, 2011, the Class A shares paid the Distributor $30,295.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $50,136,708 and $4,945,015, respectively.

NOTE 7 – LINE OF CREDIT

The  Fund has a line of credit in the amount of $2,500,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended March 31, 2011, the Fund did not draw upon the line of credit.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and securities transferred to the Fund.

The tax character of distributions paid in the Fund during the six months ended March 31, 2011 and the year ended September 30, 2010 was as follows:

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
Ordinary income	$423,960	$—
Long-term capital gains	259,131	—

POPLAR FOREST PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited), Continued

Ordinary income distributions may include dividends paid from short-term capital gains.

As of September 30, 2010, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments (a)	$45,204,329
Gross unrealized appreciation	2,909,208
Gross unrealized depreciation	(1,416,633)
Net unrealized appreciation	1,492,575
Undistributed ordinary income	284,739
Undistributed long-term capital gain	—
Total distributable earnings	284,739
Other accumulated gains/(losses)	259,111
Total accumulated earnings/(losses)	$2,036,425

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and a tax-free transfer of securities.

POPLAR FOREST PARTNERS FUND

NOTICE TO SHAREHOLDERS at March 31, 2011 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-522-8860 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2010

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2010 is available without charge, upon request, by calling 1-877-522-8860.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-877-522-8860.

POPLAR FOREST PARTNERS FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Poplar Forest Capital, LLC
70 South Lake Avenue, Suite 930
Pasadena, CA 91101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 522-8860

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-877-522-8860.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has made the following material changes to its nominating committee charter concerning methods by which shareholders may recommend nominees to the Registrant’s Board of Trustees: (1) increased the advance notice requirement for a shareholder to nominate an Independent Trustee from at least 60 days prior to a shareholder meeting to between 120 and 150 days prior to a shareholder meeting; and 2) expanded the information that shareholders are required to provide when nominating a candidate for Independent Trustee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/27/11

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   5/27/11

* Print the name and title of each signing officer under his or her signature